Property, Plant and Equipment - Historical Cost Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment	[1]	$ 11,258,773	$ 8,979,618
Less accumulated depreciation	[1]	2,848,420	2,213,718
Net property, plant and equipment	[1]	8,410,353	6,765,900
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		5,298	5,096
Gathering Systems and Processing Complexes [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 10,441,574	7,851,458
Gathering Systems and Processing Complexes [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		15 years
Gathering Systems and Processing Complexes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		40 years
Pipelines and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 172,497	137,644
Pipelines and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		6 years
Pipelines and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		45 years
Assets Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 604,265	954,719
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 35,139	$ 30,701
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		40 years

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.